Note 24 - Share Capital	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of issued capital [text block]
24.
SHARE CAPITAL

(a)	Authorized and issued capital

The Company has unlimited authorized common shares with
no
par value. The movement in the Company’s issued and outstanding capital during the period is summarized in the consolidated statements of changes in equity.

In
May 2018,
the Company completed an arrangement agreement to acquire all of the issued and outstanding shares of Primero by issuing
27,333,363
common shares at a price of
$6.84
(
CAD$8.80
) based on the Company’s quoted market price as at the acquisition date. See Note
4
for details.

In
December 2018,
and subsequently amended in
August 2019,
the Company filed prospectus supplements to the short form base shelf prospectus, pursuant to which the Company may,
at its discretion and from time-to-time, sell common shares of the Company for aggregate gross proceeds of up to
$100.0
 million. The sale of common shares would be made through “at-the-market distributions” ("ATM"), as defined in the Canadian Securities Administrators’ National Instrument
44
-
102
Shelf Distributions, directly on the New York Stock Exchange. During the year ended
December
31,
2019,
First Majestic sold
11,172,982
common shares of the Company under the ATM program at an average price of
$7.55
per share for gross proceeds of
$84.4
 million, or net proceeds of
$81.9
million after costs. Subsequent to year end, the Company sold an additional
1,277,838
 common shares under the ATM program at an average price of
$10.81
per share for gross proceeds of
$13.8
 million.

(b)	Stock options

Under the terms of the Company’s
2019
Long-Term Incentive Plan ("LTIP"), the maximum number of shares reserved for issuance under the LTIP is
8%
of the issued shares on a rolling basis. Options
may
be exercisable over periods of up to
ten
years as determined by the Board of Directors of the Company and the exercise price shall not
be less than the closing price of the shares on the day preceding the award date, subject to regulatory approval. All stock options granted are subject to vesting with
25%
vesting on
first
anniversary from the date of grant, and
25%
vesting each
six
months thereafter.

The following table summarizes information about stock options outstanding as at
December
31,
2019:

	Options Outstanding			Options Exercisable
Exercise prices (CAD$)	Number of Options	Weighted Average Exercise Price (CAD $/Share)	Weighted Average Remaining Life (Years)	Number of Options	Weighted Average Exercise Price (CAD $/Share)	Weighted Average Remaining Life (Years)
4.69 - 5.00	906,082	4.79	1.01	906,082	4.79	1.01
5.01 - 10.00	3,795,640	8.38	8.08	719,766	8.55	6.53
10.01 - 15.00	2,585,602	11.26	3.37	2,148,102	11.10	2.11
15.01 - 20.00	100,000	16.06	1.65	100,000	16.06	1.65
20.01 - 126.01	196,115	72.69	1.28	196,115	72.69	1.28
	7,583,439	10.70	5.37	4,070,065	12.33	2.60

The movements in stock options issued during the years ended
December
31,
2019
and
2018
are summarized as follows:

	Year Ended		Year Ended
	December 31, 2019		December 31, 2018
	Number of Options	Weighted Average Exercise Price (CAD $/Share)	Number of Options	Weighted Average Exercise Price (CAD $/Share)
Balance, beginning of the year	9,266,098	10.76	9,431,737	9.35
Granted	2,601,680	8.83	2,552,796	15.95
Exercised	(2,918,518)	7.54	(973,948)	5.28
Cancelled or expired	(1,365,821)	14.31	(1,744,487)	13.78
Balance, end of the year	7,583,439	10.70	9,266,098	10.76

During the year ended
December
31,
2019,
the aggregate fair value of stock options granted was
$8.5
million (
December
31,
2018
-
$7.8
 million), or a weighted average fair value of
$3.26
per stock option granted (
December 31, 2018 -
$3.07
).

The following weighted average assumptions were used in estimating the fair value of stock options granted using the Black-Scholes Option Pricing Model:

		Year Ended	Year Ended
Assumption	Based on	December 31, 2019	December 31, 2018
Risk-free interest rate (%)	Yield curves on Canadian government zero- coupon bonds with a remaining term equal to the stock options’ expected life	2.01	1.87
Expected life (years)	Average of the expected vesting term and expiry term of the option	5.80	5.40
Expected volatility (%)	Historical and implied volatility of the precious metals mining sector	51.29	58.70
Expected dividend yield (%)	Annualized dividend rate as of the date of grant	—	—

The weighted average closing share price at date of exercise for the year ended
December
31,
2019
was
CAD$12.81
(
December
31,
2018
-
CAD$8.86
).

(c)	Restricted Share Units

The Company adopted the
2019
LTIP to allow the Company to grant to its directors, employees and consultants non-transferable Restricted Share Units ("RSU's") based on the value of the Company's share price at the date of grant. Unless otherwise stated, the awards typically have a graded vesting schedule over a three
-year period and can be settled either in cash or equity upon vesting at the discretion of the Company. The Company intends to settle all RSU's in equity.

The associated compensation cost is recorded as share-based payments expense against equity reserves.

The following table summarizes the changes in RSU's for the year ended
December
31,
2019:

	Year Ended December 31, 2019
	Number of shares	Weighted Average Fair Value
Outstanding, beginning of the year	—	$—
Granted	274,520	7.29
Settled	(145,576)	7.29
Forfeited	—	—
Outstanding, end of the year	128,944	$7.29

(d)	Delisting from the Mexican Stock Exchange

On
February 21, 2018,
the Company received authorization from the Mexican National Banking and Securities Commission to delist from the Mexican Stock Exchange ("Bolsa") due to low trading volumes and high costs associated with regulatory compliance. In connection with the delisting, during the year ended
December
31,
2018,
the Company repurchased and cancelled
14,343
of the Company's shares on Bolsa for total consideration of
$0.1
million.